PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets greater/(less) than discount rate	$ 659	$ 1,121
Past service cost - Plan amendments	0	0	$ (15)
Recognized liabilities				$ (4,656)	$ (7,343)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,264
Current service cost	129	114	136
Interest cost (income)	88	112	94
Past service cost - Plan amendments	6	4	25
Past service cost - Curtailments	(2)
Settlements		(26)	2
Balance at end of the period	2,977	3,264
Present value of the wholly or partly funded obligation				(5,831)	(9,012)
Fair value of plan assets				4,654	7,395
Net present value of the wholly or partly funded obligation				(1,177)	(1,617)
Present value of the unfunded obligation				(1,773)	(1,617)
Prepaid due to unrecoverable surpluses	(30)	(27)	(27)	(27)	(30)
Net amount recognized	(3,264)	(3,264)		(2,977)	(3,264)
Net assets related to funded obligations				23	25
Recognized liabilities				(3,000)	(3,289)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(30)	(27)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	4	(1)
Exchange rates changes		(1)
Unrecoverable surplus at end of the period	(27)	(30)	(27)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	10,629	9,872
Current service cost	129	114
Interest cost (income)	279	367
Past service cost - Plan amendments	8	4
Past service cost - Curtailments	2
Plan participants’ contribution	1	2
Settlements		(172)
Actuarial (gain) loss	705	1,001
Demographic assumptions	(32)	16
Financial assumptions	795	949
Experience adjustment	(58)	36
Benefits paid	(693)	(652)
Divestments (note 2.3.1)	(3,550)
Foreign currency exchange rate differences and other movements	94	93
Balance at end of the period	7,604	10,629	9,872
Net amount recognized	(10,629)	(10,629)	(9,872)	(7,604)	(10,629)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(7,395)	(6,877)
Interest cost (income)	(192)	(256)
Return on plan assets greater/(less) than discount rate	444	808
Employer contribution	64	77
Past service cost - Plan amendments	2
Plan participants’ contribution	(1)	(2)
Settlements		146
Benefits paid	579	541
Divestments (note 2.3.1)	(2,842)
Foreign currency exchange rate differences and other movements	23	(62)
Balance at end of the period	(4,654)	(7,395)	(6,877)
Net amount recognized	7,395	7,395	6,877	4,654	7,395
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	624
Current service cost	28	26	31
Interest cost (income)	26	35	28
Past service cost - Plan amendments	(1)	0	25
Past service cost - Curtailments	(2)
Settlements		0	0
Balance at end of the period	(6)	624
Present value of the wholly or partly funded obligation				(37)	(3,476)
Fair value of plan assets				45	2,881
Net present value of the wholly or partly funded obligation				8	(595)
Present value of the unfunded obligation				(2)	(29)
Prepaid due to unrecoverable surpluses	0	0	0	0	0
Net amount recognized	(624)	(624)		6	(624)
Net assets related to funded obligations				8	8
Recognized liabilities				(2)	(632)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes		0
Unrecoverable surplus at end of the period	0	0	0
United States | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,505	3,266
Current service cost	28	26
Interest cost (income)	95	130
Past service cost - Plan amendments	1	0
Past service cost - Curtailments	2
Plan participants’ contribution	0	0
Settlements		0
Actuarial (gain) loss	237	342
Demographic assumptions	(32)	2
Financial assumptions	286	334
Experience adjustment	(17)	6
Benefits paid	(279)	(261)
Divestments (note 2.3.1)	(3,550)
Foreign currency exchange rate differences and other movements	0	2
Balance at end of the period	39	3,505	3,266
Net amount recognized	(39)	(3,266)	(3,266)	(39)	(3,505)
United States | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,881)	(2,676)
Interest cost (income)	(69)	(95)
Return on plan assets greater/(less) than discount rate	209	360
Employer contribution	2	7
Past service cost - Plan amendments	2
Plan participants’ contribution	0	0
Settlements		0
Benefits paid	276	257
Divestments (note 2.3.1)	(2,842)
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	(45)	(2,881)	(2,676)
Net amount recognized	2,881	2,881	2,676	45	2,881
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	364
Current service cost	25	21	25
Interest cost (income)	13	19	14
Past service cost - Plan amendments	3	0	0
Past service cost - Curtailments	0
Settlements		0	2
Balance at end of the period	446	364
Present value of the wholly or partly funded obligation				(3,575)	(3,345)
Fair value of plan assets				3,167	3,021
Net present value of the wholly or partly funded obligation				(408)	(324)
Present value of the unfunded obligation				(15)	(15)
Prepaid due to unrecoverable surpluses	(25)	(21)	(21)	(23)	(25)
Net amount recognized	(364)	(364)		(446)	(364)
Net assets related to funded obligations				11	13
Recognized liabilities				(457)	(377)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(25)	(21)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	3	(2)
Exchange rates changes		(1)
Unrecoverable surplus at end of the period	(23)	(25)	(21)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,360	3,001
Current service cost	25	21
Interest cost (income)	96	110
Past service cost - Plan amendments	3	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		0
Actuarial (gain) loss	250	277
Demographic assumptions	0	43
Financial assumptions	276	213
Experience adjustment	(26)	21
Benefits paid	(206)	(201)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	62	152
Balance at end of the period	3,590	3,360	3,001
Net amount recognized	(3,590)	(3,001)	(3,001)	(3,590)	(3,360)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,021)	(2,664)
Interest cost (income)	(84)	(92)
Return on plan assets greater/(less) than discount rate	188	305
Employer contribution	21	27
Past service cost - Plan amendments	0
Plan participants’ contribution	0	0
Settlements		0
Benefits paid	205	200
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	(58)	(133)
Balance at end of the period	(3,167)	(3,021)	(2,664)
Net amount recognized	3,167	2,664	2,664	3,167	3,021
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	90
Current service cost	0	0	3
Interest cost (income)	5	4	5
Past service cost - Plan amendments	0	2	0
Past service cost - Curtailments	0
Settlements		(26)	0
Balance at end of the period	83	90
Present value of the wholly or partly funded obligation				(517)	(663)
Fair value of plan assets				435	576
Net present value of the wholly or partly funded obligation				(82)	(87)
Present value of the unfunded obligation				0	(1)
Prepaid due to unrecoverable surpluses	(2)	(3)	(3)	(1)	(2)
Net amount recognized	(90)	(90)		(83)	(90)
Net assets related to funded obligations				0	0
Recognized liabilities				(83)	(90)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(2)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	1	1
Exchange rates changes		0
Unrecoverable surplus at end of the period	(1)	(2)	(3)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	664	724
Current service cost	0	0
Interest cost (income)	36	58
Past service cost - Plan amendments	0	2
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		(169)
Actuarial (gain) loss	(3)	121
Demographic assumptions	0	0
Financial assumptions	5	138
Experience adjustment	(8)	(17)
Benefits paid	(32)	(42)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	(148)	(30)
Balance at end of the period	517	664	724
Net amount recognized	(517)	(724)	(724)	(517)	(664)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(576)	(655)
Interest cost (income)	(31)	(54)
Return on plan assets greater/(less) than discount rate	(12)	79
Employer contribution	1	2
Past service cost - Plan amendments	0
Plan participants’ contribution	0	0
Settlements		143
Benefits paid	32	42
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	129	29
Balance at end of the period	(435)	(576)	(655)
Net amount recognized	435	655	655	435	576
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,916
Current service cost	64	58	68
Interest cost (income)	21	32	27
Past service cost - Plan amendments	4	2	0
Past service cost - Curtailments	0
Settlements		0	0
Balance at end of the period	2,169	1,916
Present value of the wholly or partly funded obligation				(1,702)	(1,528)
Fair value of plan assets				1,007	917
Net present value of the wholly or partly funded obligation				(695)	(611)
Present value of the unfunded obligation				(1,471)	(1,302)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)	(3)	(3)
Net amount recognized	(1,916)	(1,916)		(2,169)	(1,916)
Net assets related to funded obligations				4	4
Recognized liabilities				(2,173)	(1,920)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes		0
Unrecoverable surplus at end of the period	(3)	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,830	2,716
Current service cost	64	58
Interest cost (income)	29	47
Past service cost - Plan amendments	4	2
Past service cost - Curtailments	0
Plan participants’ contribution	1	2
Settlements		(3)
Actuarial (gain) loss	185	176
Demographic assumptions	0	(29)
Financial assumptions	214	209
Experience adjustment	(29)	(4)
Benefits paid	(149)	(127)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	209	(41)
Balance at end of the period	3,173	2,830	2,716
Net amount recognized	(2,830)	(2,830)	(2,716)	(3,173)	(2,830)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(917)	(882)
Interest cost (income)	(8)	(15)
Return on plan assets greater/(less) than discount rate	59	64
Employer contribution	40	41
Past service cost - Plan amendments	0
Plan participants’ contribution	(1)	(2)
Settlements		3
Benefits paid	66	42
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	(48)	42
Balance at end of the period	(1,007)	(917)	(882)
Net amount recognized	1,007	882	882	1,007	917
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	270
Current service cost	12	9	9
Interest cost (income)	23	22	20
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0
Settlements		0	0
Balance at end of the period	285	270
Present value of the wholly or partly funded obligation				0	0
Fair value of plan assets				0	0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(285)	(270)
Prepaid due to unrecoverable surpluses	0	0	0	0	0
Net amount recognized	(270)	(270)		(285)	(270)
Net assets related to funded obligations				0	0
Recognized liabilities				(285)	(270)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes		0
Unrecoverable surplus at end of the period	0	0	0
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	270	165
Current service cost	12	9
Interest cost (income)	23	22
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		0
Actuarial (gain) loss	36	85
Demographic assumptions	0	0
Financial assumptions	14	55
Experience adjustment	22	30
Benefits paid	(27)	(21)
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	(29)	10
Balance at end of the period	285	270	165
Net amount recognized	(285)	(165)	(165)	(285)	(270)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Return on plan assets greater/(less) than discount rate		0
Employer contribution	0	0
Past service cost - Plan amendments	0
Plan participants’ contribution	0	0
Settlements		0
Benefits paid	0	0
Divestments (note 2.3.1)	0
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0	$ 0	$ 0